PROPERTY AND EQUIPMENT (Tables)	9 Months Ended	12 Months Ended
	Jan. 31, 2017	Apr. 30, 2016
Property And Equipment Tables
Property and Equipment

Property and equipment consisted of the following at:

	January 31, 2017	April 30, 2016

Computer software and hardware	$25,023	$25,023
Less accumulated depreciation and amortization	(25,023)	(24,637)

	$-	$386

	2016	2015

Computer software and hardware	$25,023	$25,023
Less accumulated depreciation and amortization	(24,637)	(22,690)

	$386	$2,333